Segment Information - Schedule of Segment Results (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales	€ 34,463	€ 35,072	[1]	€ 33,809	[1]
Consumer Healthcare segment [member]
Disclosure of operating segments [line items]
Net sales	€ 4,660	€ 4,798		€ 3,330

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).